Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2020	2019
Accrued compensation and benefits	$3,037	$4,864
Accrued professional fees	6,381	4,398
Accrued financing costs	—	3,380
Capital lease obligation	485	598
Accrued property and equipment	10,017	597
Accrued lab supplies	4,276	535
Accrued external research and development expenses	3,907	423
Other current liabilities	2,402	1,021

Accrued expenses and other current liabilities	$30,505	$15,816